Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Other borrowings	€ 7,561	€ 17,557
Other current loans and borrowings	2,009	7,510
Other non-current loans and borrowings	5,552	10,047
Liabilities	62,128	70,172
Disclosure of detailed information about borrowings [line items]
Other borrowings	7,561	17,557
Other current loans and borrowings	2,009	7,510
Other non-current loans and borrowings	5,552	10,047
Liabilities	62,128	70,172
Cash Flow
Borrowing costs [abstract]
Liabilities	10,283
Disclosure of detailed information about borrowings [line items]
Liabilities	10,283
Non cash changes Conversions
Borrowing costs [abstract]
Liabilities	(621)
Disclosure of detailed information about borrowings [line items]
Liabilities	(621)
Non cash changes Debt Accreditations
Borrowing costs [abstract]
Liabilities	2,860
Disclosure of detailed information about borrowings [line items]
Liabilities	2,860
Bank Loans [Member]
Borrowing costs [abstract]
Other borrowings	2,496	11,578
Other current loans and borrowings	859	6,339
Other non-current loans and borrowings	1,637	5,239
Disclosure of detailed information about borrowings [line items]
Other borrowings	2,496	11,578
Other current loans and borrowings	859	6,339
Other non-current loans and borrowings	1,637	5,239
Bank Loans [Member] | Cash Flow
Borrowing costs [abstract]
Other borrowings	9,082
Disclosure of detailed information about borrowings [line items]
Other borrowings	9,082
Obligations Under Leases [Member]
Borrowing costs [abstract]
Other borrowings	5,060	5,884
Other current loans and borrowings	1,145	1,076
Other non-current loans and borrowings	3,915	4,808
Disclosure of detailed information about borrowings [line items]
Other borrowings	5,060	5,884
Other current loans and borrowings	1,145	1,076
Other non-current loans and borrowings	3,915	4,808
Obligations Under Leases [Member] | Cash Flow
Borrowing costs [abstract]
Other borrowings	1,113
Disclosure of detailed information about borrowings [line items]
Other borrowings	1,113
Obligations Under Leases [Member] | Non cash changes Debt Accreditations
Borrowing costs [abstract]
Other borrowings	289
Disclosure of detailed information about borrowings [line items]
Other borrowings	289
Accrued Interests [Member]
Borrowing costs [abstract]
Other borrowings	5	7
Other current loans and borrowings	5	7
Other non-current loans and borrowings	0	0
Disclosure of detailed information about borrowings [line items]
Other borrowings	5	7
Other current loans and borrowings	5	7
Other non-current loans and borrowings	0	0
Bank overdrafts
Borrowing costs [abstract]
Other borrowings	0	89
Other current loans and borrowings	0	89
Other non-current loans and borrowings	0	0
Disclosure of detailed information about borrowings [line items]
Other borrowings	0	89
Other current loans and borrowings	0	89
Other non-current loans and borrowings	0	€ 0
Bank overdrafts | Cash Flow
Borrowing costs [abstract]
Other current loans and borrowings	89
Disclosure of detailed information about borrowings [line items]
Other current loans and borrowings	€ 89